As filed with the Securities and Exchange Commission on January 30, 2006

Commission File Nos. 333-70472

811-08664

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 87	☒

Jackson National Separate Account - I

(Exact Name of Registrant)

Jackson National Life Insurance Company

(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq.

Senior Vice President, Secretary and General Counsel

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

(Name and Address of Agent for Service)

Copy to:

Susan S. Rhee, Esq.

Jackson National Life Insurance Company

1 Corporate Way

Lansing, MI 48951

It is proposed that this filing will become effective:
___	immediately upon filing pursuant to paragraph (b)
___	on [date] pursuant to paragraph (b)
___	60 days after filing pursuant to paragraph (a)(1)
_X_	on April 20, 2006, pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
__X_	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.